Land Use Rights And Yew Forest Assets (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of land and yew forest use rights attributable to future periods
2014		$ 507,450
2015		507,450
2016		507,450
2017		507,450
2018		507,450
2019 and thereafter		18,416,312
Total	$ 20,048,846	$ 20,953,562	$ 15,328,318